Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies Tables
Summary of computation of depreciation
Estimated
Useful Lives

Office equipment	3-5 years
Furniture & equipment	5 - 7 years

Summary of computation of basic and diluted net loss per share

	Years Ended
	December 31,
	2017	2016
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(3,689,338)	$(2,077,889)
Denominator:
Weighted average number of common shares outstanding	74,386,340	69,772,485
Basic and diluted EPS	$(0.05)	$(0.03)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	545,000	385,000
Warrants	3,609,158	7,280,503
Convertible debt	619,266	464,428
Total shares not included in the computation of diluted losses per share	4,773,424	8,129,931